Balance Sheets (USD $)	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Current assets
Cash	$ 31,353	$ 72,755
Total assets	31,353	72,755
Current liabilities
Accounts payable and accrued liabilities	23,682	47,350	27,908
Due to a related party	26,405	130,798	21,084
Total current liabilities	50,087	178,148	48,992
Commitments and contingencies
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value; 900,000,000 shares authorized; 20,680,203 (2010: 680,202)	2,068	68	68
Additional paid-in capital	460,285	362,285	362,285
(Deficit) accumulated during the exploration stage	(481,087)	(467,746)	(411,345)
Total stockholders' equity (deficit)	(18,734)	(105,393)	(48,992)
Total liabilities and stockholders' equity (deficit)	$ 31,353	$ 72,755